Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Sales and other income	$ 1,474	$ 1,720
Product sales	1,463	1,706
Interest, dividends and other	11	14
Cost and expenses	1,167	1,068
Production costs	835	785
Exploration costs	77	75
Related party transactions	(4)	(4)
General and administrative	68	70
Royalties	37	48
Market development costs	1	1
Depreciation, depletion and amortization	206	189
Interest expense	60	44
Accretion expense	11	8
Employment severance costs	6	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income before income tax and equity income in associates	307	652
Taxation expense	(86)	(265)
Equity income/(loss) in associates	(1)	10
Equity income in subsidiaries	0	0
Preferred stock dividends	0	0
Net income	220	397
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income - attributable to AngloGold Ashanti	212	384
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	212	383
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.55	$ 1.00
Ordinary shares - diluted (USD per share)	$ 0.21	$ 0.68
Ordinary shares - basic (Shares)	385,461,783	384,276,242
Ordinary shares - diluted (Shares)	404,812,265	418,771,725
Dividend declared per ordinary share (cents)	$ 0.05	$ 0.26
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 0	$ 1
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.27	$ 0.50
Ordinary shares - diluted (USD per share)	$ 0.11	$ 0.47
Ordinary shares - basic (Shares)	1,613,092	2,569,675
Ordinary shares - diluted (Shares)	1,613,092	2,569,675
Dividend declared per ordinary share (cents)	$ 0.03	$ 0.13